Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 86.4%
Debt Funds - 33.7%
American Funds Insurance Series - American High-Income Trust, Class 1	397,874	$3,720,120
American Funds Insurance Series - The Bond Fund of America, Class 1(a)	3,378,536	32,129,880
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	750,881	7,418,702
Total Debt Funds		43,268,702
Equity Funds - 52.7%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	669,647	12,194,264
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	120,025	2,414,903
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	947,192	16,689,516
American Funds Insurance Series Growth Fund, Class 1	139,676	18,001,492
American Funds Insurance Series Growth-Income Fund, Class 1	284,880	18,494,412
Total Equity Funds		67,794,587
Total Variable Insurance Trusts
(Cost - $86,907,393)		111,063,289
Mutual Funds - 8.4%
Equity Funds - 8.4%
American Funds International Growth and Income Fund (Cost - $8,641,490)	239,719	10,828,093
Short-Term Investments - 5.0%
Money Market Funds - 5.0%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(b)	6,249,046	6,249,046
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(b)	149,171	149,171
Total Short-Term Investments (Cost - $6,398,217)		6,398,217
Total Investments - 99.8%
(Cost - $101,947,100)		$128,289,599
Other Assets Less Liabilities - Net 0.2%		251,037
Total Net Assets - 100.0%		$128,540,636

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.